NOTE 5 - INTANGIBLE ASSETS	12 Months Ended
Dec. 29, 2012
Intangible Assets Disclosure [Text Block]
NOTE 5 – INTANGIBLE ASSETS

Intangible assets as of December 29, 2012 consist of the following:

	Cost	Accumulated Amortization	Net Book Value
Purchased customer relationships(1)	$706	$65	$641

(1)	Acquired in the EBTEC and Smith Renaud acquisitions. Customer relationships are amortized on a straight-line basis over 10 years.

There were no intangible assets as of December 31, 2011.

Amortization expense was approximately $65.  The estimated annual future amortization expense from customer relationships for each of the next five years is $71.